Putnam Investments
One Post Office Square
Boston, MA 02109
February 12, 2018

VIA EDGAR

Jaea Hahn, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam U.S. Government Income Trust (Investment Company Act File No. 811-03897)—Registration
Statement on Form N-14

Dear Ms. Hahn:

Enclosed for filing on behalf of Putnam U.S. Government Income Trust, is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam American Government Income Fund into the Fund.

No registration fee is being paid at the time of filing because the Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

The Registration Statement is proposed to become effective thirty days after filing, March 12, 2018, pursuant to Rule 488 under the Securities Act of 1933, as amended (the “Securities Act”).

I may be reached at 1-617-760-2577, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Venice Monagan
Venice Monagan

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments